ACQUISITION OF SPIN GAMES LLC - Measurement of Deferred Consideration (Details) - EUR (€) € in Thousands			12 Months Ended
	Sep. 05, 2022	Jun. 01, 2022	Dec. 31, 2024	Dec. 31, 2023
ACQUISITION OF SPIN GAMES LLC
Accretion expense			€ 1,726	€ 1,940
Gain (Loss) on remeasurement of deferred consideration			132	(440)
Deferred consideration			1,244	1,513
Deferred consideration - Noncurrent			0	1,426
Fair value of the share consideration, dividend rate	0.00%
Shares issued upon settlement of deferred consideration			2,139	1,104
Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	75.54%
Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility	65.32%
Spin Games LLC
ACQUISITION OF SPIN GAMES LLC
Accretion expense			428	404
Gain (Loss) on remeasurement of deferred consideration			132	(440)
Deferred consideration			€ 1,244	1,513
Deferred consideration - Noncurrent				€ 1,426
Fair value of the share consideration, dividend rate		0.00%	0.00%	0.00%
Fair value of the share consideration, volatility			63.70%
Spin Games LLC | Second Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent				9.40%
Spin Games LLC | Third Anniversary
ACQUISITION OF SPIN GAMES LLC
Discount for lack of marketability, as a percent			9.30%	14.50%
Spin Games LLC | Share Capital
ACQUISITION OF SPIN GAMES LLC
Shares issued upon settlement of deferred consideration (in shares)			369,516	357,739
Shares issued upon settlement of deferred consideration			€ 2,139	€ 1,104
Spin Games LLC | Maximum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		80.90%		64.50%
Spin Games LLC | Minimum
ACQUISITION OF SPIN GAMES LLC
Fair value of the share consideration, volatility		71.40%		55.30%